Convertible debentures	12 Months Ended
Dec. 31, 2025
Convertible Debentures
Convertible debentures

11.	Convertible debentures

On April 20, 2023, the Company entered into an agreement to issue 15,000 units of the Company (the “Units”) at a price of CAD$1,000 per unit, for gross proceeds of CAD$15,000,000 (USD$11,135,145). Each Unit will consist of CAD$1,000 (approximately USD$742) principal amount secured convertible debenture (“Debenture”) and 333 common share purchase warrants of the Company (the “Warrants”). Each Warrant will be exercisable for one common share of the Company at an exercise price of CAD$2.50 (approximately USD$1.86 at initial recognition) and shall have an expiry date of June 29, 2025.

The Debentures matured on April 30, 2025 (the “Maturity Date”) and accrued interest at the rate of 12% per annum, payable semi-annually. The Company has the ability to redeem the Debentures at any time between the dates of April 30, 2024 and April 30, 2025 at a redemption price of 105% of the principal amount plus any accrued interest. At the holders’ option, the Debentures may be converted into common shares of the Company at any time, up to the earlier of the Maturity Date and the redemption of the Debentures, at a conversion price of CAD$3.00 (approximately USD$2.23 at initial recognition) per common share.

The convertible debentures were determined to be a financial instrument comprising a host debt component, a conversion feature classified as equity, and freestanding warrants classified as equity. The warrants and conversion features were determined to be equity components because the exercise prices are denominated in the functional currency of the Company. Thus, these components meet the criterion of an equity instrument.

The Company paid an underwriting fee of CAD$1,045,000 (USD$775,748) and issued 300,000 broker warrants (the “Broker Warrants”) in conjunction with the financing. The Broker Warrants are exercisable for one common share of the Company at an exercise price of CAD$2.50 and shall have an expiry date of April 20, 2025. The fair value of the Broker Warrants was estimated to be $216,777 and was determined using the Black-Scholes Option Pricing Model using the following assumptions: risk-free interest rate: 3.77%, expected volatility: 100.96%, dividend yield: 0% and expected life: 2 years.

On initial recognition, the proceeds were first allocated to the fair value of the host debt component, calculated using a market interest rate of 16%, which is the market interest rate of a debt instrument with similar terms but without the equity conversion feature. The residual proceeds were then allocated to the conversion feature and warrant equity components using the relative fair value method.

The relative fair value of the warrants and conversion features were determined using the Black-Scholes Option Pricing Model using the assumptions set out as follows:

April 20, 2023
Risk-free interest rate	3.86%
Expected volatility	101.71 – 119.94%
Dividend yield	0%
Expected life	2.03–- 2.19 years

During the year ended December 31, 2024, CAD$1,000 (USD$736) in convertible debentures were converted into 333 common shares at a conversion price of CAD$3.00 (USD$2.21).

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)

11.	Convertible debentures (continued)

During the year ended December 31, 2025, the Company signed a second supplemental and third supplemental debenture indenture with the debenture holders to make the following modifications to the original debenture:

Second Supplemental Debenture

●	The semi-annual interest due as at April 30, 2025 will be payable in either cash or common shares of the Company (Note 14);
●	The convertible debentures’ maturity date was extended from April 30, 2025 to July 31, 2025; and
●	The debenture holders received an extension fee in the aggregate amount of CAD$85,000 payable in common shares as compensation for the above modifications (Note 14).

Third Supplemental Debenture

●	The convertible debentures’ maturity date was extended from July 31, 2025 to October 31, 2025 (Note 25).

These modifications were accounted for as an adjustment to the existing liability as the discounted present value of the cash-flows under the new terms did not exceed the quantitative threshold to be considered a substantial modification. As a result, a gain of $503,624 was recognized on the modifications.

A continuity schedule of the Company’s convertible debt is as follows:

Balance as at December 31, 2023	$10,329,719
Repayment	(1,312,073)
Conversion	(737)
Accretion	880,320
Interest	1,317,458
Currency translation adjustment	(849,694)
Balance as at December 31, 2024	$10,364,993
Repayment through the issuance of shares	(649,851)
Extension fee (Note 14)	(61,379)
Gain on modification	(503,624)
Accretion	858,838
Interest	1,288,067
Currency translation adjustment	526,771
Balance as at December 31, 2025	$11,823,815
Current	$11,823,815
Long-term	$-